Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 12.    Subsequent Events

The Company has further evaluated subsequent events for recognition and remeasurement purposes as of and for the nine months ended September 30, 2023. After review and evaluation, management has concluded that there were no material subsequent events as of the date that the financial statements were available to be issued, other than as described below:

On November 16, 2023, the Company filed a motion to dismiss certain claims included in Odeon's complaint. See Note 7, “Commitments and Contingencies - Legal Proceedings,” for a discussion of Odeon's complaint.

Note 12.    Subsequent Events

The Company has evaluated subsequent events for the financial statements as of and for the year ended December 31, 2022, through March 9, 2023, the date the financial statements were issued.